Investments in Real Estate - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified				1 Months Ended
	Sep. 30, 2013 Property	Dec. 31, 2012 Property	Apr. 29, 2011 Property	Oct. 11, 2012 Runaway Bay Apartments Property	Sep. 19, 2013 Berkshire Square Apartments Property	Dec. 16, 2011 Centrepoint Apartments Property	Sep. 30, 2013 Real Estate Investment Property	Dec. 31, 2012 Real Estate Investment Property
Real Estate Properties [Line Items]
Number of multifamily property owned	9	8					9	8
Number of units located with multifamily properties	2,358	2,004	6	192	354	320	2,358	2,004
Purchased price of a property				$ 15,750	$ 13,250	$ 29,500
Mortgage amount obtained				10,238		17,600
Cash paid for purchase of property				5,512
Contribution value of the initial portfolio			103,790
Limited partner interests issued for acquisition of the initial portfolio			39,215
Limited partner units issued for acquisition of the initial portfolio			3,921,500
Additional Limited partner interests Value			1,250
Additional Limited partner units			125,000
Mortgage indebtedness of operating partnership			$ 64,575
Limited partner interests issued						12,282
Limited partner units issued						12,282,000